Note 8 - Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	December 31,
	2017	2016
Licenses	993	613
Trade name and trademark	393	430
Patents	412	412
Organization costs	320	363
Total gross value	2,118	1,818
Accumulated amortization for licenses	(477)	(475)
Accumulated amortization for trade name and trademark	(383)	(419)
Accumulated amortization for patents	(411)	(412)
Accumulated amortization for organization costs	(320)	(363)
Less: Total accumulated amortization	(1,591)	(1,669)
Total	527	149

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
December 31, 2017
2018	79
2019	69
2020	49
2021	48
2022	47
Total	292